Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000202326
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Institutional Shares
Trading Symbol	BGCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$70	1.37%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.37%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	4.28%	8.46%	3.29%	2.79%
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 802,620,680
Holdings Count | Holding	834
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

C000202324
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Investor A Shares
Trading Symbol	BGCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$81	1.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	4.13%	8.18%	3.02%	2.52%
Investor A Shares (with sales charge)...
	(0.04)	3.85	2.18	2.11
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 802,620,680
Holdings Count | Holding	834
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

C000202325
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Investor C Shares
Trading Symbol	BGCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119	2.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.32%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	3.73%	7.30%	2.25%	1.91%
Investor C Shares (with sales charge)...
	2.75	6.30	2.25	1.91
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 802,620,680
Holdings Count | Holding	834
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

C000202327
Shareholder Report [Line Items]
Fund Name	BlackRock Global Long/Short Credit Fund
Class Name	Class K Shares
Trading Symbol	BDMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	6-Month Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	4.38%	8.57%	3.35%	2.86%
Bloomberg Global Aggregate Bond Index...
	(0.64)	0.25	(2.10)	0.22
ICE BofA 3-Month U.S. Treasury Bill Index...
	2.47	5.19	2.52	1.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 802,620,680
Holdings Count | Holding	834
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$802,620,680
Number of Portfolio Holdings...
834
Portfolio Turnover Rate...
49%

Holdings [Text Block]

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	45.6%	0.1%	45.7%
United Kingdom...
	11.4	0.2	11.6
Ireland...
	8.6	-	8.6
Germany...
	5.3	0.1	5.4
France...
	5.0	-	5.0
Luxembourg...
	3.9	-	3.9
Italy...
	3.6	0.3	3.9
Spain...
	3.6	0.1	3.7
Portugal...
	1.9	-	1.9
Canada...
	1.7	-	1.7
OtherFootnote Reference(b)...
	7.9	0.7	8.6
Total...
	98.5%	1.5%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
5.5%
A...
1.0
BBB/Baa...
13.0
BB/Ba...
25.8
B...
33.4
CCC/Caa...
5.9
CC/Ca...
0.7
C...
0.0Footnote Reference(f)
D...
0.0Footnote Reference(f)
N/R...
14.7
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.